INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD - Summary financial information of associates (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Total assets	$ 2,390,948,423	$ 2,214,504,689	$ 2,114,859,467
Total liabilities	1,422,044,475	1,350,789,946	1,301,626,118
Total revenue	1,779,025,115	1,672,915,799	1,848,878,619
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	(3,415,083)	1,411,179	$ (80,360)
Envases CMF S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Total assets	77,994,582	78,714,139
Total liabilities	39,826,283	40,800,603
Total revenue	58,640,058	53,073,645
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	$ 1,449,997	$ 1,086,050
Reporting date	Dec. 31, 2019	Dec. 31, 2018
Sorocaba Refrescos S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Total assets	$ 116,551,131	$ 106,598,837
Total liabilities	54,650,105	49,151,318
Total revenue	69,343,990	57,570,452
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	$ 3,948,798	$ 936,360
Reporting date	Nov. 30, 2019	Nov. 30, 2018
Kaik Participacoes Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Total assets	$ 11,661,828	$ 10,850,626
Total liabilities	35	34
Total revenue	337,450	348,705
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	$ 337,450	$ 348,705
Reporting date	Nov. 30, 2019	Nov. 30, 2018
SRSA Participacoes Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Total assets	$ 393,856	$ 513,823
Total liabilities	229,780	277,055
Total revenue	160,342	233,182
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	$ 160,342	$ 233,182
Reporting date	Nov. 30, 2019	Nov. 30, 2018
Leao Alimentos e Bebidas Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Total assets	$ 248,493,994	$ 257,149,411
Total liabilities	38,137,061	57,538,296
Total revenue	139,769,189	161,749,228
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	$ 2,320,841	$ 2,000,217
Reporting date	Nov. 30, 2019	Nov. 30, 2018
Trop Frutas do Brasil Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Total assets	$ 104,778,397	$ 96,963,355
Total liabilities	27,158,470	21,568,158
Total revenue	47,252,571	12,169,188
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	$ (1,177,262)	$ 7,753,517
Reporting date	Nov. 30, 2019	Nov. 30, 2018
Coca-Cola del Valle New Ventures S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Total assets	$ 107,388,847	$ 101,275,213
Total liabilities	18,693,717	11,582,021
Total revenue	31,914,825	2,673,496
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	$ 4,297,003	$ 1,506,540
Reporting date	Nov. 30, 2019	Dec. 31, 2018